Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Commitment from executives and employees to Company's products	$ 1,900,000		$ 1,900,000		$ 480,000
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Revenue from related parties					13,000	$ 12,000	$ 6,800
Management Fee [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Fee waived					56,600	31,100	800
BDC Part I Fee [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Fee waived					74,800	46,400	2,400
Expense Support Agreement [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Related Party Transaction [Line Items]
Related party transaction expense					$ 18,700	$ 7,000	$ 1,300
Expense Support Agreement [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Expenses related to arrangements	800	$ 5,800	3,000	$ 12,400
Administrative Fees | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties	6,800	3,000	10,300	5,800
Aircraft Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction expense	$ 169	$ 3	$ 169	$ 819